Report Of The Directors Financial Review Risk Report - Summary of financial instruments impacted by IBOR reform (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 2,880,751	$ 2,621,427
Financial liabilities	2,655,014	$ 2,409,361
USD LIBOR | Amendments To Financial Instruments, IBOR Reform | Interest rate
Disclosure of detailed information about financial instruments [line items]
Notional amount	3,045,337
USD LIBOR | Non-derivative Financial Assets | Amendments To Financial Instruments, IBOR Reform | Interest rate
Disclosure of detailed information about financial instruments [line items]
Financial assets	94,148
USD LIBOR | Non-derivative Financial Liabilities | Amendments To Financial Instruments, IBOR Reform | Interest rate
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	33,602
GBP LIBOR | Amendments To Financial Instruments, IBOR Reform | Interest rate
Disclosure of detailed information about financial instruments [line items]
Notional amount	1,196,865
GBP LIBOR | Non-derivative Financial Assets | Amendments To Financial Instruments, IBOR Reform | Interest rate
Disclosure of detailed information about financial instruments [line items]
Financial assets	46,587
GBP LIBOR | Non-derivative Financial Liabilities | Amendments To Financial Instruments, IBOR Reform | Interest rate
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	7,183
JPY LIBOR | Amendments To Financial Instruments, IBOR Reform | Interest rate
Disclosure of detailed information about financial instruments [line items]
Notional amount	508,200
JPY LIBOR | Non-derivative Financial Assets | Amendments To Financial Instruments, IBOR Reform | Interest rate
Disclosure of detailed information about financial instruments [line items]
Financial assets	371
JPY LIBOR | Non-derivative Financial Liabilities | Amendments To Financial Instruments, IBOR Reform | Interest rate
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1,548
Others | Amendments To Financial Instruments, IBOR Reform | Interest rate
Disclosure of detailed information about financial instruments [line items]
Notional amount	514,959
Others | Non-derivative Financial Assets | Amendments To Financial Instruments, IBOR Reform | Interest rate
Disclosure of detailed information about financial instruments [line items]
Financial assets	10,763
Others | Non-derivative Financial Liabilities | Amendments To Financial Instruments, IBOR Reform | Interest rate
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	$ 549